Loans from Banks and Others (Tables)	12 Months Ended
Dec. 31, 2012
Loans from Banks and Others [Abstract]
Schedule of Long-Term Debt
			December 31,
			2012	2011
	*Average Interest rate as of December 31, 2012	Linkage	Total long-term liabilities net of current portion
	%	Basis	(in thousands)

Ministry of Production in Italy (Note 9 A4)	0.87	€	210	245
Due to Banks	Libor + 4.4	$	288	5,693
Less - current portion			(217)	(1,993)

			$281	$3,945

* The interest is paid on a quarterly basis.

Maturities of Long-Term Debt
	December 31,
	2012	2011
	(in thousands)

First year (current portion)	$217	$1,993
Second year	121	2,495
Third year	39	1,316
Fourth year and thereafter	121	134

Total	$498	$5,938